Schedule of authorized shares (Details) (Parenthetical) - Mar. 31, 2023	$ / shares		₨ / shares
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F | (per share)	$ 0.0001	[1]	₨ 0.008
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F | (per share)	0.0001		0.008
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F | (per share)	0.0001	[1]	0.008
Ordinary shares class F [member] | Convertible Instruments [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F	1.00001
Preference shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares class F | (per share)	$ 0.0001		₨ 0.008

[1]	For movement in Ordinary shares class F to Ordinary shares, refer to note 6.